OTHER (EXPENSE)/INCOME, NET	3 Months Ended
Mar. 31, 2026
Disclosure of Other Income and Expense [Abstract]
OTHER (EXPENSE)/INCOME, NET	OTHER (EXPENSE)/INCOME, NET
The following table summarizes the total other (expense)/income, net:

	Three months ended March 31,
(Dollars in millions)	2026	2025
Foreign currency exchange loss, net (1)	$(5.9)	$(55.2)
Other (expense)/income, net	0.8	0.7
Total other expenses, net	$(5.1)	$(54.5)

(1) Foreign currency exchange loss is primarily remeasurement losses.